OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS [Abstract]
Other non-current assets
All figures in USD '000	2017	2016
Fixture, Furniture and Equipment	169	338
Arrangement fees Backstop facility and Newbuildings	15,484	-
Long term Deposit (Restricted Cash)	-	10,149
Other	316	-
Total as of December 31,	15,969	10,487